Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2017 ILS (₪)
Cash flows from operating activities:
Total comprehensive loss	$ (2,620)	₪ (9,564)	₪ (17,053)
Adjustments to profit or loss items:
Net financing expenses	(229)	(837)	533
Loss (gain) from revaluation of financial assets presented at fair value through profit or loss	(40)	(148)	289
Depreciation	59	215	184
Share-based payment	598	2,184	2,444
Changes in fair value of warrants to ADS	(517)	(1,888)	5,313
Interest received	(4)	(15)
Adjustments to profit or loss items	(133)	(489)	8,763
Changes in asset and liability items:
Decrease (increase) in other receivables	(24)	(87)	236
Decrease in trade and other payables	(306)	(1,115)	(629)
Operating activities for changes in asset and liability	(330)	(1,202)	(393)
Cash paid and received during the period for:
Net cash used in operating activities	(3,083)	(11,255)	(8,683)
Cash flows from investing activities:
Short-term deposits, net	(960)	(3,503)	1,510
Restricted cash, net	(7)	(28)	(165)
Sales of marketable securities measured at fair value through profit or loss	2,328	8,498	4,991
Purchase of property, plant and equipment	(63)	(228)	(116)
Net cash provided by investing activities	1,298	4,739	6,220
Cash flows from financing activities:
Exercise of share options	109	399	1,066
Issuance of share capital and warrants, net of issue costs	3,386	12,360
Net cash provided by financing activities	3,495	12,759	1,066
Exchange differences on balances of cash and cash equivalents	233	852	(533)
Increase (decrease) in cash and cash equivalents	1,943	7,095	(1,930)
Cash and cash equivalents at beginning of period	3,763	13,734	6,279
Cash and cash equivalents at end of period	5,706	20,829	4,349
(a) Non-cash activities:
Purchase of property, plant and equipment	4	13
Exercise of share options			₪ (114)